Stock-based Compensation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Details
Stock based compensation expense related to stock options	$ 600	$ 600
Total unrecognized compensation cost related to stock options expected to vest	$ 1,200
Weighted average period of unrecognized compensation cost related to stock options expected to vest	2 years